                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 12-31-2009

Check here if Amendment [ ]; Amendment Number: ____
     This Amendment (Check only one.): [ ] is a restatement.
                                       [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    St. Denis J. Villere & Co., LLC
Address: 601 Poydras Street, Suite 1808
         New Orleans, LA 70130

13F File Number: 28-774

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  George V. Young
Title: LLC Member
Phone: (504) 525-0808

Signature, Place, and Date of Signing:


       /s/ George V. Young               New Orleans, LA             1/28/10
--------------------------------   --------------------------   ----------------
           [Signature]                     [City, State]              [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

13F File Number   Name

28-
   ------------   --------------------------------------------
[Repeat as necessary.]

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 1

Form 13F Information Table Entry Total:           89

Form 13F Information Table Value Total:     $662,238
                                          (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.    13F File Number   Name

       28-
----      ------------   -----------------------------
[Repeat as necessary.]

                          St. Denis J. Villere Co., LLC
                                       13F
                                December 31, 2009

          COLUMN 1              COLUMN 2      COLUMN 3        COLUMN 4      COLUMN 5  COLUMN 6  COLUMN 7        Column 8
---------------------------- -------------- ----------- ------------------- -------- ---------- -------- ---------------------
                                                                                                            VOTING AUTHORITY
                                                          VALUE    SHRS OR  SH/ PUT/ INVESTMENT   OTHER  ---------------------
       NAME OF ISSUER        TITLE OF CLASS    CUSIP    (X 1,000)  PRN AMT  PRN CALL DISCRETION MANAGERS SOLE SHARED    NONE
---------------------------- -------------- ----------- --------- --------- --- ---- ---------- -------- ---- ------ ---------
LUMINEX CORP DEL             COM            55027E 10 2    50,509 3,383,079  Sh         OTHER                        3,383,079
3-D SYSTEMS CORP DEL         COM NEW        88554D 20 5    33,761 2,987,712  Sh         OTHER                        2,987,712
EURONET WORLDWIDE INC        COM            298736 10 9    32,941 1,500,740  Sh         OTHER                        1,500,740
EPIQ SYSTEMS INC             COM            26882D 10 9    32,574 2,328,344  Sh         OTHER                        2,328,344
PIONEER NAT RES CO           COM            723787 10 7    32,009   664,500  Sh         OTHER                          664,500
GULF ISLAND FABRICATION INC  COM            402307 10 2    28,654 1,362,541  Sh         OTHER                        1,362,541
PHI INC                      COM NON VTG    69336T 20 5    28,062 1,355,634  Sh         OTHER                        1,355,634
VARIAN MED SYS INC           COM            92220P 10 5    24,756   528,400  Sh         OTHER                          528,400
O REILLY AUTOMOTIVE INC      COM            686091 10 9    23,556   617,950  Sh         OTHER                          617,950
QUEST DIAGNOSTICS INC        COM            74834L 10 0    22,914   379,500  Sh         OTHER                          379,500
ABBOTT LABS                  COM            002824 10 0    22,252   412,153  Sh         OTHER                          412,153
AAR CORP                     COM            000361 10 5    19,586   852,325  Sh         OTHER                          852,325
ION GEOPHYSICAL CORP         COM            462044 10 8    18,356 3,100,700  Sh         OTHER                        3,100,700
MCDONALDS CORP               COM            580135 10 1    18,345   293,800  Sh         OTHER                          293,800
SMUCKER J M CO               COM            832696 40 5    17,965   290,925  Sh         OTHER                          290,925
CARTER INC                   COM            146229 10 9    17,358   661,250  Sh         OTHER                          661,250
AMERICAN VANGUARD CORP       COM            030371 10 8    14,642 1,764,067  Sh         OTHER                        1,764,067
CULLEN FROST BANKERS INC     COM            229899 10 9    13,511   270,225  Sh         OTHER                          270,225
BANK OF AMERICA CORPORATION  COM            060505 10 4    12,226   811,832  Sh         OTHER                          811,832
BLOCK H & R INC              COM            093671 10 5    11,161   493,400  Sh         OTHER                          493,400
COLLECTIVE BRANDS INC        COM            19421W 10 0    10,623   466,550  Sh         OTHER                          466,550
WELLS FARGO & CO NEW         COM            949746 10 1    10,590   392,382  Sh         OTHER                          392,382
NIC INC                      COM            62914B 10 0    10,178 1,113,550  Sh         OTHER                        1,113,550
SOUTHWESTERN ENERGY CO       COM            845467 10 9     9,445   195,950  Sh         OTHER                          195,950
BALDOR ELEC CO               COM            057741 10 0     8,806   313,500  Sh         OTHER                          313,500
KANSAS CITY SOUTHERN         COM NEW        485170 30 2     8,173   245,500  Sh         OTHER                          245,500
HANCOCK HLDG CO              COM            410120 10 9     8,138   185,746  Sh         OTHER                          185,746
FLOWERS FOODS INC            COM            343498 10 1     6,947   292,375  Sh         OTHER                          292,375
JPMORGAN CHASE & CO          COM            46625H 10 0     6,244   149,838  Sh         OTHER                          149,838
WESTAR ENERGY INC            COM            95709T 10 0     6,116   281,575  Sh         OTHER                          281,575
GOLDMAN SACHS GROUP INC      COM            38141G 10 4     6,104    36,150  Sh         OTHER                           36,150
JOHNSON & JOHNSON            COM            478160 10 4     6,075    94,320  Sh         OTHER                           94,320
TIDEWATER INC                COM            886423 10 2     5,807   121,100  Sh         OTHER                          121,100
CERNER CORP                  COM            156782 10 4     5,582    67,708  Sh         OTHER                           67,708
COCA COLA CO                 COM            191216 10 0     5,059    88,750  Sh         OTHER                           88,750

                          St. Denis J. Villere Co., LLC
                                       13F
                                December 31, 2009

EXXON MOBIL CORP             COM            30231G 10 2     4,855    71,193  Sh         OTHER                           71,193
HENRY JACK & ASSOC INC       COM            426281 10 1     4,792   207,100  Sh         OTHER                          207,100
PHI INC                      COM            69336T 10 6     4,758   225,069  Sh         OTHER                          225,069
MURPHY OIL CORP              COM            626717 10 2     4,736    87,384  Sh         OTHER                           87,384
SCHLUMBERGER LTD             COM            806857 10 8     4,541    69,770  Sh         OTHER                           69,770
FEDEX CORP                   COM            31428X 10 6     4,089    49,000  Sh         OTHER                           49,000
PROCTER & GAMBLE CO          COM            742718 10 9     3,588    59,175  Sh         OTHER                           59,175
MARCUS CORP                  COM            566330 10 6     3,193   249,100  Sh         OTHER                          249,100
CISCO SYS INC                COM            17275R 10 2     2,937   122,676  Sh         OTHER                          122,676
POOL CORPORATION             COM            73278L 10 5     2,916   152,836  Sh         OTHER                          152,836
MICROSOFT CORP               COM            594918 10 4     2,698    88,505  Sh         OTHER                           88,505
CLECO CORP NEW               COM            12561W 10 5     2,605    95,300  Sh         OTHER                           95,300
CHEESECAKE FACTORY INC       COM            163072 10 1     2,430   112,550  Sh         OTHER                          112,550
BIO RAD LABS INC             CL A           090572 20 7     2,141    22,200  Sh         OTHER                           22,200
SCOTTS MIRACLE GRO CO        CL A           810186 10 6     1,588    40,400  Sh         OTHER                           40,400
AT&T INC                     COM            00206R 10 2     1,492    53,231  Sh         OTHER                           53,231
DST SYS INC DEL              COM            233326 10 7     1,458    33,468  Sh         OTHER                           33,468
ACTIVISION BLIZZARD INC      COM            00507V 10 9     1,263   113,700  Sh         OTHER                          113,700
LEGGETT & PLATT INC          COM            524660 10 7     1,070    52,464  Sh         OTHER                           52,464
US BANCORP DEL               COM NEW        902973 30 4     1,007    44,750  Sh         OTHER                           44,750
COLGATE PALMOLIVE CO         COM            194162 10 3       931    11,339  Sh         OTHER                           11,339
ZOLTEK COS INC               COM            98975W 10 4       922    97,100  Sh         OTHER                           97,100
DISNEY WALT CO               COM DISNEY     254687 10 6       834    25,850  Sh         OTHER                           25,850
BANK OF THE OZARKS INC       COM            063904 10 6       833    28,450  Sh         OTHER                           28,450
CHEVRON CORP NEW             COM            166764 10 0       798    10,362  Sh         OTHER                           10,362
VERIZON COMMUNICATIONS INC   COM            92343V 10 4       781    23,562  Sh         OTHER                           23,562
PEPSICO INC                  COM            713448 10 8       701    11,530  Sh         OTHER                           11,530
PFIZER INC                   COM            717081 10 3       697    38,310  Sh         OTHER                           38,310
BP PLC                       SPONSORED ADR  055622 10 4       627    10,822  Sh         OTHER                           10,822
AFLAC INC                    COM            001055 10 2       557    12,050  Sh         OTHER                           12,050
ANNALY CAP MGMT INC          COM            035710 40 9       556    32,050  Sh         OTHER                           32,050
TRAVELERS COMPANIES INC      COM            89417E 10 9       519    10,400  Sh         OTHER                           10,400
MERCK & CO INC               COM            58933Y 10 5       473    12,955  Sh         OTHER                           12,955
CONOCOPHILLIPS               COM            20825C 10 4       449     8,799  Sh         OTHER                            8,799
3M CO                        COM            88579Y 10 1       433     5,234  Sh         OTHER                            5,234
INTERNATIONAL BUSINESS MACHS COM            459200 10 1       400     3,055  Sh         OTHER                            3,055
BRISTOL MYERS SQUIBB CO      COM            110122 10 8       379    15,000  Sh         OTHER                           15,000
PNC FINL SVCS GROUP INC      COM            693475 10 5       375     7,100  Sh         OTHER                            7,100
ALLSTATE CORP                COM            020002 10 1       360    12,000  Sh         OTHER                           12,000

                          St. Denis J. Villere Co., LLC
                                       13F
                                December 31, 2009

HEWLETT PACKARD CO           COM            428236 10 3       359     6,964  Sh         OTHER                            6,964
PLAINS ALL AMER PIPELINE L   UNIT LTD PARTN 726503 10 5       333     6,300  Sh         OTHER                            6,300
MORGAN STANLEY               COM NEW        617446 44 8       298    10,082  Sh         OTHER                           10,082
HOME DEPOT INC               COM            437076 10 2       272     9,400  Sh         OTHER                            9,400
ROYAL DUTCH SHELL PC         SPONS ADR A    780259 20 6       251     4,176  Sh         OTHER                            4,176
VISA INC                     CL A           92826C 83 9       245     2,800  Sh         OTHER                            2,800
HONEYWELL INTL INC           COM            438516 10 6       244     6,231  Sh         OTHER                            6,231
APPLE INC                    COM            037833 10 0       242     1,150  Sh         OTHER                            1,150
TARGET CORP                  COM            87612E 10 6       232     4,800  Sh         OTHER                            4,800
KIMBERLY CLARK CORP          COM            494368 10 3       223     3,500  Sh         OTHER                            3,500
FREEPORT-MCMORAN COPPER & GO COM            35671D 85 7       217     2,700  Sh         OTHER                            2,700
GENERAL ELECTRIC CO          COM            369604 10 3       189    12,500  Sh         OTHER                           12,500
SHORE BANCSHARES INC         COM            825107 10 5       155    10,687  Sh         OTHER                           10,687
WHITNEY HLDG CORP            COM            966612 10 3       151    16,537  Sh         OTHER                           16,537
VANTAGE DRILLING COMPANY     ORD SHS        G93205 11 3        20    12,300  Sh         OTHER                           12,300
                                                          -------
                                                          662,238
                                                          =======